Interim Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Operating expenses:
Research and development, net	$ 12,396	$ 10,454	$ 37,213	$ 27,652	$ 41,385
Commercial activities	5,973	1,916	15,633	4,413	8,748
General and administrative	4,774	2,690	12,004	8,180	12,167
Operating loss	23,143	15,060	64,850	40,245	62,300
Finance expense	2,218	1,001	6,330	2,367	10,640
Finance income	(5,727)	(1,309)	(11,769)	(2,203)	(236)
Loss before tax benefit	19,634	14,752	59,411	40,409	72,704
Tax benefit			(447)
Net loss	19,634	14,752	58,964	40,409	72,704
Items that will be reclassified subsequently to profit or loss:
Actuarial net gain of defined benefit plans					(100)
Changes in the fair value of marketable securities	17		42	4	4
Total comprehensive loss	$ 19,651	$ 14,752	$ 59,006	$ 40,413	$ 72,608
Net loss per share:
Basic loss per share (in Dollars per share)	$ 0.33	$ 0.3	$ 1	$ 0.98	$ 1.66
Diluted loss per share (in Dollars per share)	$ 0.33	$ 0.3	$ 1.18	$ 0.98	$ 1.66